Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

32.         Derivative financial instruments

Hedge derivative financial instruments -

(a)

The volatility of copper prices during the last years has caused the Management of the subsidiary El Brocal to enter into future contracts. These contracts are intended to reduce the volatility of the cash flows attributable to the fluctuations in the copper and zinc price in accordance with existing copper concentrate sales commitments, which are related to 50 percent of the annual production of copper and 25 percent of the production of two years of zinc, according to the risk strategy approved by the Board of Directors.

There is an economic relationship between the hedged items and the hedging instruments as the terms of the foreign exchange and commodity forward contracts match the terms of the expected highly probable forecast transactions. The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the commodity forward contracts are identical to the hedged risk components. To test the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks.

The hedge ineffectiveness can arise from:

-Differences in the timing of the cash flows of the hedged items and the hedging instruments

-Different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments

-The counterparties’ credit risk differently impacting the fair value movements of the hedging instruments and hedged items

-Changes to the forecasted amount of cash flows of hedged items and hedging instruments

For the years 2019,2018 and 2017, no hedge ineffectiveness was recorded.

As of December 31, 2019, there are not any hedge contract.  As of December 31, 2018, the fair value of the hedge contracts amounts to an assets of US$2.8 million. The counterparty in ORI as of December 31, 2018, net of deferred income tax, amounts to a positive balance of US$1,946,000, and it is show in the equity account of “Other reserves of equity”. During 2019, 2018 and 2017, the effect in profit or loss was a gain of US$4.3 million, loss of US$1.4 million and loss of US$10.9 million, respectively, and it is show in the “Net sales of goods” caption, see note 20(b).

The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2018:

		Quotations
Quotation period	Metric Ton	Fixed	Futures	Fair value
				US$(000)
January 2019	1,000	7,345	5,961	1,381
February 2019	1,000	7,352	5,968	1,378

	2,000			2,759

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

22.  Embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2019 and 2018, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2019
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	246,441	January 2020 to May 2020	Between 2.567 and 2.774	Between 2.793 and 2.804	39,727
Copper Cathode	4,410	January 2020	2.791	2.793	9
Molybdenum	5,370	January 2020 to February 2020	Between 7.857 and 9.724	8.025	(3,031)

					36,705	(a)

			As of December 31, 2018
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	261,530	January 2019 to May 2019	Between 2.675 and 2.834	Between 2.704 and 2.708	(18,848)
Copper Cathode	7,711	January 2019	2.810	2.704	(824)
Molybdenum	3,545	January 2019 to February 2019	Between 10.787 and 10.810	10.675	(441)

					(20,113)	(a)

(a)   Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties” (US$36.1 million as of December 31, 2019, and US$(19.3) million as of December 31, 2018) and “Trade accounts receivable (net)” (US$0.6 million as of December 31, 2019, and US$(0.8) million as of December 31, 2018).